UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22591

                                                 Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                         New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                                 New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 515-3200

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Tactical Income Fund Inc. Schedule of Investments September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 89.4%(a)

AEROSPACE & DEFENSE - 7.5%

Alion Science & Technology Corp. Tranche A Term Loan, 8.00%, 08/17/18(b)	2,083,333	2,052,083
Tranche B Term Loan, 11.00%,
08/16/19(b)	1,837,500	1,791,562
Camp International Holding Co. 2013 Second Lien Replacement Term Loan, 8.25%, 11/29/19	1,350,000	1,364,344
Photonis Technologies SAS Term Loan, 8.50%, 09/18/19(b)	3,900,525	3,900,525
The SI Organization, Inc. First Lien Term Loan, 11/23/19(c)	660,727	664,652
Second Lien Term Loan, 9.00%, 05/23/20(b)	606,000	616,605
SRA International, Inc. Term Loan, 6.50%, 07/20/18	2,925,783	2,929,441
TASC, Inc. First Lien Term Loan, 6.50%, 05/22/20	1,566,075	1,510,777
Second Lien Term Loan, 12.00%, 05/21/21(d)	2,233,239	2,185,782
U.S. Joiner Holding Co. Term Loan, 7.00%, 04/16/20(b)	2,487,500	2,481,281
WP CPP Holdings, LLC Second Lien Term Loan B-1, 8.75%, 04/30/21	1,435,000	1,440,826

		20,937,878

BANKING, FINANCE, INSURANCE & REAL ESTATE - 5.4%

Asurion, LLC Second Lien Term Loan, 8.50%, 03/03/21	3,124,000	3,166,955
Hyperion Finance S.a.r.l. (United Kingdom) Term Loan, 5.75%, 10/17/19(b)(e)	5,359,500	5,379,598
Medical Card System, Inc. Term Loan, 12.00%, 09/17/15(b)(f)	4,355,154	4,289,827
MMM Holdings, Inc. MMM Term Loan, 9.75%, 12/12/17	1,256,301	1,255,516
MSO of Puerto Rico, Inc. MSO Term Loan, 9.75%, 12/12/17	913,355	912,784
Nuveen Investments, Inc. Tranche B First Lien Term Loan, 4.16%, 05/13/17	286,000	285,667

		15,290,347

BEVERAGE, FOOD & TOBACCO - 2.4%

ARG IH Corp. Term Loan, 4.75%, 11/15/20	1,905,600	1,906,791
Arysta LifeScience SPC, LLC Second Lien Term Loan, 8.25%, 11/30/20	1,028,000	1,036,995
Dave & Buster’s, Inc. Term Loan, 4.50%, 07/25/20	948,398	942,471

	Principal Amount ($)	Value ($)

BEVERAGE, FOOD & TOBACCO (continued)

PFS Holding Corp. Second Lien Term Loan, 8.25%, 01/31/22	499,800	387,345
Winebow Holdings, Inc. (The Vintner Group, Inc.) Second Lien Term Loan, 8.50%, 01/02/22(b)	2,505,795	2,493,266

		6,766,868

CAPITAL EQUIPMENT - 1.2%

Zebra Technologies Corp. Term Loan B, 10/27/21(c)	3,220,647	3,220,647

CHEMICALS, PLASTICS & RUBBER - 0.9%

Cyanco Intermediate Corp. Term Loan, 5.50%, 05/01/20	1,884,451	1,882,095
Kronos Worldwide, Inc. Initial Term Loan, 4.75%, 02/18/20	626,850	626,066

		2,508,161

CONSUMER GOODS: DURABLE - 0.4%

Bluestem Brands, Inc. Term Loan, 7.50%, 12/06/18	1,024,371	1,027,573

CONSUMER GOODS: NON-DURABLE - 6.4%

ABG Intermediate Holdings 2, LLC First Lien Term Loan, 5.50%, 05/27/21	3,532,250	3,527,835
BRG Sports, Inc. First Lien Term Loan, 6.50%, 04/15/21(b)	2,082,130	2,097,746
Fender Musical Instruments Corp. Initial Term Loan, 5.75%, 04/03/19	443,750	444,121
Herff Jones, Inc. Term Loan B, 5.50%, 06/25/19	3,651,333	3,655,897
Nine West Holdings, Inc. Unsecured Initial Term Loan, 6.25%, 01/08/20(b)	2,744,518	2,566,125
Polyconcept Investments B.V. Term Loan, 6.00%, 06/28/19	3,326,357	3,322,199
The Topps Co., Inc. Term Loan, 7.25%, 10/02/18(b)	2,511,025	2,479,637

		18,093,560

CONTAINERS, PACKAGING & GLASS - 1.5%

BWAY Intermediate Co., Inc. Initial Term Loan, 5.50%, 08/14/20	1,541,590	1,542,562
Pelican Products, Inc. First Lien Term Loan, 5.25%, 04/10/20	2,779,167	2,784,378

		4,326,940

ENERGY: OIL & GAS - 7.1%

American Energy-Marcellus, LLC First Lien Initial Term Loan, 5.25%, 08/04/20	1,561,946	1,553,160

See accompanying Notes to Schedule of Investments.	1

Apollo Tactical Income Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)

Atlas Energy, L.P. Term Loan, 6.50%, 07/31/19(b)	1,247,400	1,258,315
Azure Midstream Energy, LLC Term Loan, 6.50%, 11/15/18(b)	864,920	858,433
BlackBrush Oil & Gas, L.P. Closing Date Second Lien Term Loan, 8.75%, 07/30/21	2,733,766	2,699,594
Chief Exploration & Development, LLC Second Lien Term Loan, 7.50%, 05/16/21	3,570,000	3,576,694
Drillships Financing Holding, Inc. Tranche B-1 Term Loan, 6.00%, 03/31/21	3,249,831	3,123,900
DrillShips Ocean Ventures, Inc. Term Loan, 5.50%, 07/25/21	1,777,080	1,728,210
HGIM Corp. Term Loan A, 5.00%, 06/18/18(b)	729,375	724,816
Southcross Energy Partners, L.P. Initial Term Loan, 5.25%, 08/04/21	342,979	343,087
Southcross Holdings Borrower, L.P. Term Loan, 6.00%, 08/04/21	869,502	869,502
Sprint Industrial Holdings, Inc. First Lien Term Loan, 7.00%, 05/14/19(b)	2,168,381	2,173,802
W3 Co. First Lien Term Loan, 5.75%, 03/13/20	1,109,671	1,108,284

		20,017,797

ENVIRONMENTAL INDUSTRIES - 1.5%

Emerald 2, Ltd. (United Kingdom) Term Loan, 05/14/21(c)(e)	4,170,000	4,151,756

FOREST PRODUCTS & PAPER - 1.0%

Caraustar Industries, Inc. Term Loan, 7.50%, 05/01/19	2,785,253	2,802,661

HEALTHCARE & PHARMACEUTICALS - 6.6%

Ardent Medical Services, Inc. First Lien Term Loan, 6.75%, 07/02/18	812,794	817,195
Opal Acquisition, Inc. First Lien Term Loan, 5.00%, 11/27/20	5,403,776	5,400,426
Premier Dental Services, Inc. First Lien Term Loan, 6.00%, 11/01/18	3,710,250	3,691,699
Smile Brands Group, Inc. Term Loan, 7.50%, 08/16/19	4,356,000	4,272,517
Steward Health Care System, LLC Term Loan, 6.75%, 04/10/20	1,508,900	1,507,014
Surgery Center Holdings, Inc. First Lien Term Loan, 11/03/20(b)(c)	1,660,944	1,658,868

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

U.S. Renal Care, Inc. Incremental Tranche B-1 Second Lien Term Loan, 8.50%, 01/03/20(b)	1,212,000	1,228,665

		18,576,384

HIGH TECH INDUSTRIES - 4.0%

The Active Network, Inc. (Lanyon, Inc.) First Lien Term Loan, 5.50%, 11/13/20	584,181	581,138
Second Lien Term Loan, 9.50%, 11/15/21	2,303,304	2,318,425
GTCR Valor Companies, Inc.(g) First Lien Initial Term Loan, 05/30/21(c)	1,146,972	1,140,761
Landslide Holdings, Inc. (Crimson Acquisition Corp.) First Lien New Term Loan, 5.00%, 02/25/20	2,190,888	2,188,149
Second Lien Term Loan, 8.25%, 02/25/21	1,682,000	1,665,180
MSC.Software Corp. First Lien Initial Term Loan, 5.00%, 05/29/20(b)	898,748	896,501
Second Lien Initial Term Loan, 8.50%, 05/28/21(b)	2,550,000	2,511,750

		11,301,904

HOTEL, GAMING & LEISURE - 4.5%

CCM Merger, Inc. (MotorCity Casino Hotel) Term Loan B, 4.50%, 08/06/21	621,031	616,377
Centaur Acquisition, LLC Second Lien Term Loan, 8.75%, 02/20/20	3,000,000	3,048,750
Delta 2 (Lux) S.a.r.l. (Luxemburg) Second Lien Term Loan, 7.75%, 07/29/22(e)	1,601,769	1,598,766
Delta 2 (Lux) S.a.r.l. (United Kingdom) Facility B3 (USD), 4.75%, 07/30/21(e)	2,000,000	1,978,750
Deluxe Entertainment Services Group, Inc. Initial Term Loan, 02/28/20(c)	667,252	620,544
Diamond Resorts Corp. Term Loan, 5.50%, 05/09/21(b)	906,728	906,728
Peppermill Casinos, Inc. Term Loan B, 7.25%, 11/09/18	1,969,854	2,001,254
Planet Fitness Holdings, LLC Term Loan, 4.75%, 03/31/21	1,333,300	1,334,407
Scientific Games Corp. Term Loan B2, 10/01/21(c)	628,234	617,013

		12,722,589

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 7.4%

Acosta Holdco, Inc. Initial Term Loan, 5.00%, 09/26/21	4,577,669	4,577,669

2	See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)

ALM Media, LLC First Lien Term Loan, 5.50%, 07/31/20	3,996,168	3,981,182
F & W Media, Inc. Term Loan, 7.75%, 06/30/19	3,949,588	3,949,588
Merrill Communications, LLC Term Loan, 5.75%, 03/08/18	4,362,796	4,428,238
Springer SBM Two GmbH (Germany) Initial Term Loan B3, 4.75%, 08/14/20(e)	4,007,596	3,947,482

		20,884,159

MEDIA: BROADCASTING & SUBSCRIPTION - 5.5%

Charter Communications Operating, LLC Term Loan G, 4.25%, 09/10/21	3,475,506	3,471,353
Emmis Communications Corp. Term Loan, 5.75%, 06/10/21	2,000,000	1,997,500
Granite Broadcasting Corp. First Lien Tranche B Term Loan, 6.75%, 05/23/18(b)	892,952	894,068
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.) New Term Loan B, 07/30/20(c)	2,564,030	2,557,620
SESAC Holdco II, LLC First Lien Term Loan, 5.00%, 02/07/19	400,657	399,905
Telecommunications Management, LLC Second Lien Initial Term Loan, 9.00%, 10/30/20(b)	1,065,712	1,071,040
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC) First Lien Term Loan, 5.25%, 05/06/21	5,037,375	4,974,408

		15,365,894

MEDIA: DIVERSIFIED & PRODUCTION - 1.5%

Tech Finance & Co. S.C.A. (Luxembourg) U.S. Term Loan, 5.50%, 07/11/20(e)	4,186,296	4,191,948

METALS & MINING - 1.1%

Oxbow Carbon, LLC (Oxbow Calcining, LLC) Term Loan B, 8.00%, 01/19/20	3,000,000	3,022,500

RETAIL - 0.7%

Charming Charlie, LLC Initial Term Loan, 9.00%, 12/24/19	1,223,865	1,228,454
Vince, LLC (Vince Intermediate Holding, LLC) Term Loan B, 5.75%, 11/27/19	708,686	710,014

		1,938,468

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS - 10.7%

Applied Systems, Inc. Second Lien Initial Term Loan, 7.50%, 01/24/22	1,090,600	1,091,963
Aptean, Inc. First Lien Term Loan, 5.25%, 02/26/20	1,515,385	1,509,702
ARC Document Solutions, Inc. Term Loan B, 6.25%, 12/20/18	2,241,000	2,257,808
EIG Investors Corp. Term Loan, 5.00%, 11/09/19	997,481	997,172
Element Materials Technology Group U.S. Holdings, Inc. Term Loan B, 5.25%, 08/06/21	756,410	756,409
Genex Holdings, Inc. First Lien Term Loan B, 5.25%, 05/28/21	990,518	988,660
IBC Capital I, Ltd First Lien Initial Term Loan, 4.75%, 09/09/21	2,143,478	2,138,119
Second Lien Term Loan, 08/05/22(c)	529,000	529,992
Infogroup, Inc. Term Loan B, 7.50%, 05/26/18	3,751,564	3,547,592
Onex Carestream Finance, L.P. Second Lien Term Loan, 9.50%, 12/07/19	5,639,588	5,680,136
SGS Cayman, L.P. (Cayman Islands) Term Loan, 7.25%, 03/06/19(b)(e)	1,721,966	1,726,271
Stadium Management Corp. (SMG) Second Lien 2014 Term Loan, 9.25%, 02/27/21(b)	2,490,000	2,514,900
Stafford Logistics, Inc. (dba Custom Ecology, Inc.) Term Loan, 6.75%, 06/26/19(b)	2,513,188	2,478,631
Sutherland Global Services, Inc. U.S. Tranche Term Loan, 7.25%, 03/06/19(b)	3,812,925	3,822,457

		30,039,812

SERVICES: CONSUMER - 2.6%

Burger King Corp. Term Loan B, 09/24/21(c)	2,133,826	2,122,260
Laureate Education, Inc. 2018 New Series Extended Term Loan, 06/15/18(c)	4,353,612	4,183,081
NVA Holdings, Inc. Second Lien Term Loan, 8.00%, 08/14/22	955,026	952,638

		7,257,979

TELECOMMUNICATIONS - 6.1%

Global Tel*Link Corp. First Lien Term Loan, 05/23/20(c)	3,994,734	3,968,529
Ntelos, Inc. Term Loan B, 5.75%, 11/09/19	4,039,294	4,037,598
Securus Technologies Holdings, Inc. Second Lien Initial Term Loan, 9.00%, 04/30/21	5,000,000	4,981,250

See accompanying Notes to Schedule of Investments.	3

Apollo Tactical Income Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

TELECOMMUNICATIONS (continued)

The TelX Group, Inc. Second Lien Initial Term Loan, 7.50%, 04/09/21	600,000	598,751
U.S. TelePacific Corp. Term Loan, 02/23/17(c)	3,497,920	3,497,920

		17,084,048

TRANSPORTATION: CARGO - 2.3%

Carrix, Inc. Term Loan, 01/07/19(c)	4,030,741	3,824,166
Commercial Barge Line Co. First Lien Initial Term Loan, 7.50%, 09/22/19	1,676,470	1,685,900
OSG Bulk Ships, Inc. Initial Term Loan, 5.25%, 08/05/19	1,052,363	1,048,858

		6,558,924

TRANSPORTATION: CONSUMER - 0.9%

Blue Bird Body Co. Term Loan, 6.50%, 06/26/20(b)	1,477,941	1,459,467
Travel Leaders Group, LLC Tranche B Term Loan, 7.00%, 12/05/18	1,175,625	1,170,482

		2,629,949

UTILITIES: ELECTRIC - 0.2%

TerraForm Power Operating, LLC Term Loan, 4.75%, 07/23/19	498,750	501,244

Total Senior Loans (Cost $249,737,006)		251,219,990

Corporate Notes and Bonds - 40.3%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 6.2%

First Data Corp.
10.63%, 06/15/21	3,256,000	3,719,980
11.25%, 01/15/21	1,190,000	1,358,088
Jefferies Finance, LLC / JFIN Co-Issuer Corp. 7.38%, 04/01/20(h)	5,500,000	5,651,250
KCG Holdings, Inc. (Knight Capital) 8.25%, 06/15/18(h)	3,934,000	4,111,030
SquareTwo Financial Corp. 11.63%, 04/01/17	2,684,000	2,690,710

		17,531,058

BEVERAGE, FOOD & TOBACCO - 5.2%

Chiquita Brands International, Inc. / Chiquita Brands, LLC 7.88%, 02/01/21	5,256,000	5,696,190
Land O’Lakes Capital Trust I 7.45%, 03/15/28(h)	6,719,000	6,954,165
NBTY, Inc. 9.00%, 10/01/18	2,000,000	2,090,000

		14,740,355

	Principal Amount ($)	Value ($)

CAPITAL EQUIPMENT - 0.4%

Waterjet Holdings, Inc. 7.63%, 02/01/20(h)	1,043,000	1,082,112

CHEMICALS, PLASTICS & RUBBER - 5.0%

Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(h)	3,323,000	3,389,460
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp. 6.50%, 04/15/21(h)	4,220,000	4,209,450
TPC Group, Inc. 8.75%, 12/15/20(h)	6,000,000	6,405,000

		14,003,910

CONSUMER GOODS: NON-DURABLE - 1.9%

American Greetings Corp. 7.38%, 12/01/21(b)	5,000,000	5,237,500

ENERGY: OIL & GAS - 4.1%

Sidewinder Drilling, Inc. 9.75%, 11/15/19(h)	6,000,000	6,060,000
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp. 7.50%, 07/01/21	5,000,000	5,375,000

		11,435,000

HEALTHCARE & PHARMACEUTICALS - 2.7%

InVentiv Health, Inc.
10.00%, 08/15/18(f)(h)	2,693,000	2,504,490
11.00%, 08/15/18(h)	1,940,000	1,571,400
Valeant Pharmaceuticals International, Inc. (Canada) 7.50%, 07/15/21(e)(h)	3,200,000	3,436,000

		7,511,890

HOTEL, GAMING & LEISURE - 0.8%

DreamWorks Animation SKG, Inc. 6.88%, 08/15/20(h)	2,000,000	2,100,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.6%

Anna Merger Sub, Inc. 7.75%, 10/01/22(h)	1,600,000	1,612,000

MEDIA: BROADCASTING & SUBSCRIPTION - 2.7%

Columbus International, Inc. (Barbados) 7.38%, 03/30/21(e)(h)	3,285,000	3,428,719
Nara Cable Funding Ltd. (Ireland) 8.88%, 12/01/18(e)(h)	2,625,000	2,766,094
Radio One, Inc. 9.25%, 02/15/20(h)	1,484,000	1,487,710

		7,682,523

MEDIA: DIVERSIFIED & PRODUCTION - 0.9%

SiTV, Inc. 10.38%, 07/01/19(h)	2,493,000	2,474,302

METALS & MINING - 3.0%

Molycorp, Inc. 10.00%, 06/01/20	8,000,000	5,600,000

4	See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds (continued)

METALS & MINING (continued)
SunCoke Energy, Inc.
7.38%, 02/01/20(h)	2,000,000	2,110,000
7.38%, 02/01/20(h)	606,000	639,329

		8,349,329

SERVICES: CONSUMER - 3.6%

Laureate Education, Inc. 9.25%, 09/01/19(h)	2,000,000	2,020,000
StoneMor Partners, L.P./ Cornerstone Family Services of West Virginia 7.88%, 06/01/21(h)	7,921,000	8,198,235

		10,218,235

TELECOMMUNICATIONS - 2.5%

Avanti Communications Group PLC (United Kingdom) 10.00%, 10/01/19(e)(h)	1,827,000	1,827,000
Avaya, Inc. 9.00%, 04/01/19(h)	5,255,000	5,320,688

		7,147,688

TRANSPORTATION: CARGO - 0.7%

XPO Logistics, Inc. 7.88%, 09/01/19(h)	2,000,000	2,075,000

Total Corporate Notes and Bonds (Cost $113,359,159)		113,200,902

Asset-Backed Securities - 14.2%(i)
Atlas Senior Loan Fund Ltd. (Cayman Islands)
Series 2012-1A, Class B2L, 6.48%,
08/15/24(e)(h)(j)	4,000,000	3,931,400
Series 2012-1A, Class B3L, 7.73%,
08/15/24(b)(e)(h)(j)	5,000,000	5,006,250
Battalion CLO Ltd. (Cayman Islands)
Series 2012-3A, Class D, 5.53%,
01/18/25(e)(h)(j)	1,650,000	1,552,898
Cent CLO 17 Ltd. (Cayman Islands)
Series 2013-17A, Class D, 6.24%,
01/30/25(b)(e)(h)(j)	4,000,000	3,894,000
CIFC Funding Ltd. (Cayman Islands)
Series 2012-2X, Class B2L, 6.23%,
12/05/24(b)(e)(j)	3,000,000	2,923,500
Dryden XXIV Senior Loan Fund (Cayman Islands)
Series 2012-24A, Class E, 6.13%,
11/15/23(e)(h)(j)	1,000,000	976,499

	Principal Amount ($)	Value ($)

ECP CLO Ltd. (Cayman Islands) 6.78%, 07/15/26(b)(e)(h)(j)	4,000,000	3,986,400
JFIN CLO 2012 Ltd. (Cayman Islands)
Series 2012-1A, Class D, 5.73%,
07/20/23(e)(h)(j)	3,000,000	2,837,550
JFIN CLO 2013 Ltd. (Cayman Islands) 6.23%, 01/20/25(b)(e)(h)(j)	2,000,000	1,747,960
Marea CLO Ltd. (Cayman Islands)
Series 2012-1A, Class E, 6.33%,
10/16/23(b)(e)(h)(j)	4,000,000	3,912,156
NXT Capital CLO 2014-1, LLC 5.80%, 04/23/26(b)(h)(j)	5,000,000	4,652,350
OCP CLO Ltd. (Cayman Islands)
Series 2014-5A, Class E, 5.49%,
04/26/26(b)(e)(h)(j)	3,000,000	2,471,124
Octagon Investment Partners XIV Ltd. (Cayman Islands)
Series 2012-1A, Class E, 6.73%,
01/15/24(b)(e)(h)(j)	2,200,000	2,043,846

Total Asset-Backed Securities (Cost $40,422,940)		39,935,933

	Share Quantity	Value ($)

Preferred Stock - 1.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%
Watford Holdings, Ltd. (Bermuda) 8.50% (b)(e)	160,000	3,920,000

Total Preferred Stock (Cost $3,920,000)		3,920,000

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc. 07/26/18(b)	50,689	12,672

Total Warrants (Cost $ — )		12,672

Total Investments-145.3% (Cost of $407,439,105) (k)		408,289,497
Other Assets & Liabilities, Net-3.8%		10,669,222
Loan Outstanding-(49.1)%		(138,000,000)

Net Assets -100.0%		280,958,719

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at September 30, 2014. Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

See accompanying Notes to Schedule of Investments.	5

Apollo Tactical Income Fund Inc. Schedule of Investments (continued) September 30, 2014 (unaudited)

(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	Fixed rate asset.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind security which may pay interest in additional principal amount.
(g)	Senior Loan assets have additional unfunded loan commitments. As of September 30, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

Charger OpCo B.V. (Oak Tea, Inc.)	$3,693,609
GTCR Valor Companies, Inc.	865,442
The SI Organization, Inc.	88,137

Total Unfunded Loan Commitments	$4,647,188

(h)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2014, these securities amounted to $118,445,867, or 42.2% of net assets.
(i)	Asset-backed securities include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims.
(j)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2014.
(k)	Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$5,468,182
Gross unrealized depreciation	(4,624,686)

Net unrealized appreciation	$843,496

6	See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc. Notes to Schedule of Investments September 30, 2014 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, preferred stock, warrants and asset-backed securities are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

7

Apollo Tactical Income Fund Inc. Notes to Schedule of Investments (continued) September 30, 2014 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2014 is as follows:

			Level 2	Level 3
	Fair Value at		Significant	Significant
	September	Level 1	Observable	Unobservable
Assets in Fair Value Hierarchy:	30, 2014	Quoted Price	Inputs	Inputs

Cash and Cash Equivalents	$15,513,682	$15,513,682	$—	$—
Senior Loans	251,219,990	—	194,887,023	56,332,967
Corporate Notes and Bonds	113,200,902	—	107,963,402	5,237,500
Asset-Backed Securities	39,935,933	—	9,298,347	30,637,586
Preferred Stock	3,920,000	—	—	3,920,000
Warrants	12,672	—	—	12,672

Total Assets	$423,803,179	$15,513,682	$312,148,772	$96,140,725

The Fund did not have any liabilities that were measured at fair value at September 30, 2014. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2014:

	Fair Value	Senior Loans	Corporate Notes and Bonds	Asset-Backed Securities	Preferred Stock	Warrants

Fair Value, beginning of period	$90,759,035	$41,939,669	$30,897,963	$17,913,800	$—	$7,603
Purchases	52,438,977	33,394,893	—	15,124,084	3,920,000	—
Sales	(27,973,683)	(20,971,535)	(5,002,148)	(2,000,000)	—	—
Accretion/(amortization) of discounts/(premiums)	219,674	163,109	3,682	52,883	—	—
Net realized gain/(loss)	338,439	243,657	91,409	3,373	—	—
Change in net unrealized appreciation/(depreciation)	1,037,920	406,201	1,083,204	(456,554)	—	5,069
Transfers into Level 3	15,105,173	15,105,173	—	—	—	—
Transfers out of Level 3	(35,784,810)	(13,948,200)	(21,836,610)	—	—	—

Total Fair Value, end of period	$96,140,725	$56,332,967	$5,237,500	$30,637,586	$3,920,000	$12,672

Investments were transferred into and out of Level 3 and into and out of Level 2 during the nine months ended September 30, 2014 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC, the Fund’s investment adviser. The net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2014 was $(347,667).

8

Apollo Tactical Income Fund Inc. Notes to Schedule of Investments (continued) September 30, 2014 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2014:

Assets	Fair Value at September 30, 2014	Valuation Technique(s)	Unobservable Input(s)	Multiple	Weighted Average or Range

Senior Loans	$56,332,967	Third-party pricing service and/or	Vendor and/or	N/A	N/A
		broker quotes	broker quotes
Corporate Notes and Bonds	5,237,500	Third-party pricing service and/or	Vendor and/or	N/A	N/A
		broker quotes	broker quotes
Asset-Backed Securities	30,637,586	Third-party pricing service and/or	Vendor and/or	N/A	N/A
		broker quotes	broker quotes
Preferred Stock	3,920,000	Cost(1)	N/A	N/A	N/A
Warrants	12,672	Third-party pricing service and/or	Vendor and/or	N/A	N/A
		broker quotes	broker quotes

Total Fair Value	$96,140,725

(1) The Fund values its Level 3 investments in accordance with its fair valuation procedures. These investments are generally privately held securities. There may not be a secondary market for these securities, the issuer may be newly formed and/or there may be a limited number of investors seeking to purchase or sell these securities. The value of certain Level 3 securities may be estimated to approximate cost. The value of such securities is monitored utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that may affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and/or the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

9

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Tactical Income Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	November 21, 2014

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer (principal financial officer)

Date	November 21, 2014